Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 31-1537655-010	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 120,028,419
EBP, Asset Held for Investment	$ 9,565,973,333
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Allspring Special Mid Cap Value E2 Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,425,171
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 60,470,704
Investment, Identifier [Axis]: American General Life/Wrapper Contract 1627813
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	American General Life [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,529,076
Investment, Identifier [Axis]: Baird Mid Cap Inst Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	4,066,813
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,350,779
Investment, Identifier [Axis]: BrokerageLink Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	BrokerageLink [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 376,939,003
Investment, Identifier [Axis]: Citibank/Wrapper Contract FD24-115
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Massachusetts Mutual [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.40%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,330,880
Investment, Identifier [Axis]: Dodge & Cox Income X Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	24,677,786
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 317,356,327
Investment, Identifier [Axis]: FIAM Target Date 2035 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	12,339,980
Investment, Identifier [Axis]: FIAM Target Date 2060 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	4,915,343
Investment, Identifier [Axis]: FIAM Target Date Income Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
Investment, Identifier [Axis]: Fidelity Contrafund Pool Class D Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Contrafund Pool Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	10,680,218
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 597,665,023
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2010 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	262,744
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,137,689
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2015 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	788,357
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,866,590
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2020 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	2,292,208
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 60,193,382
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2025 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	5,568,818
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 160,493,324
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2030 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	10,438,477
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 317,329,686
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2035 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 425,852,720
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2040 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	10,980,300
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 406,600,504
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2045 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	11,527,688
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 439,204,927
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2050 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	10,367,545
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 389,404,989
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2055 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	6,792,405
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 273,598,065
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2060 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 132,714,277
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date 2065 Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	2,381,024
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 50,382,462
Investment, Identifier [Axis]: Fidelity Freedom Blend Target Date Income Commingled Pool Class T Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Number of Shares | shares	923,158
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,198,437
Investment, Identifier [Axis]: Fidelity Government Income Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	3,637,580
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 33,683,991
Investment, Identifier [Axis]: Fidelity Growth Commingled Pool Class 2 Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	10,433,795
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 928,920,761
Investment, Identifier [Axis]: Fidelity International Discovery Pool Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	4,988,609
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 115,785,618
Investment, Identifier [Axis]: Fidelity Investments MM Government Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	244,930,534
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 244,930,534
Investment, Identifier [Axis]: Fidelity Management Trust Company Interest-Bearing Cash-Fidelity Institutional Cash Portfolios; Money Market Portfolio; Class A Money Market Pool Discount rate 4.48%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member], Interest-Bearing Deposits, Money Market Funds [Member]
Investment, Identifier [Axis]: Fidelity Management Trust Company Interest-Bearing Cash-Fidelity Institutional Cash Portfolios; Money Market Portfolio; Class A Money Market Pool Discount rate 5.28%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,868,779
Investment, Identifier [Axis]: JP Morgan Chase/Wrapper Contract MARAPETRO-7-11
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Chase [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,913,617
Investment, Identifier [Axis]: JPM Emerging Markets Eq Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	J. P. Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	3,558,779
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 148,970,494
Investment, Identifier [Axis]: JPN Emerging Markets Eq Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Marathon Petroleum Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Marathon Petroleum Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock
EBP, Investment, Number of Shares | shares	5,223,276
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 849,461,397
Investment, Identifier [Axis]: Massachusetts Mutual/Wrapper Contract 31035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Massachusetts Mutual [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,219,344
Investment, Identifier [Axis]: Metropolitan Life Insurance/Wrapper Contract 38086
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan Life Insurance [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 33,320,548
Investment, Identifier [Axis]: Nationwide Life Insurance/Wrapper Contract FID_MAP_IP-1013
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Nationwide Life Insurance [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.40%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,371,331
Investment, Identifier [Axis]: Pacific Life Insurance/Wrapper Contract G-027835.19
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Pacific Life Insurance [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,642,856
Investment, Identifier [Axis]: Prudential Insurance Co, America/Wrapper Contract 062473001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential Insurance Co. America [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,998,705
Investment, Identifier [Axis]: Spartan 500 INDEX Pl Class E Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	4,356,278
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,416,008,079
Investment, Identifier [Axis]: Spartan Ext Market Index Class E Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	1,579,285
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 300,711,637
Investment, Identifier [Axis]: Spartan Intl Index E Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	2,163,133
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 385,340,466
Investment, Identifier [Axis]: State Street Bank & Trust Company Boston/Wrapper Contract 111013
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Bank & Trust Company Boston [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,402,425
Investment, Identifier [Axis]: TransAmeria Premier Life/Wrapper Contract FDA00086TR-00
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	TransAmerica Premier Life [Member]
Investment, Identifier [Axis]: TransAmeria Premier Life/Wrapper Contract MDA01324TR-00
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Synthetic Investment Contract
EBP, Investment, Interest Rate	2.39%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,777,792
Investment, Identifier [Axis]: Vangard Small Cap Index Is Pl Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	376,840
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 134,415,100
Investment, Identifier [Axis]: Vanguard Total Bond Market Is Pl Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	10,027,322
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 97,966,934
Investment, Identifier [Axis]: Vanguard Value Index Inst Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	4,759,303
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 354,615,662